Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost, net of employee contributions	141	96
Interest cost	278	285
Expected return on plan assets, net of expenses	(309)	(289)
Actuarial loss amortization	175	112
Prior service cost amortization	2	3
Net periodic benefit costs	287	207
Charged to results of operations	72	76
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Interest cost	63	63
Actuarial loss amortization	27	8
Prior service cost amortization	3	3
Net periodic benefit costs	133	104
Charged to results of operations	58	48
Current service cost, net of employee contributions	40	30